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                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:
              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

                          SUPPLEMENT DATED JULY 9, 2003
            TO THE PROSPECTUSES DATED MAY 1, 2003 FOR THE PRODUCTS:

                         VUL-1, CVUL AND CVUL SERIES III

The information in this supplement updates and amends certain information contained in the May 1, 2003 Prospectus. Keep this supplement with your Prospectus for reference.

Effective May 1, 2003, the trust name for OCC Accumulation Trust was changed to PIMCO Advisors VIT.